Interest expense and foreign exchange	12 Months Ended
Dec. 31, 2022
Interest expense and foreign exchange
Interest expense and foreign exchange	Interest expense and foreign exchange

Years Ended December 31 (millions)	2022	2021	2020
Interest expense
Interest on long-term debt, excluding lease liabilities	$25	$27	$28
Interest on lease liabilities	14	14	14
Amortization of financing fees and other	2	3	4
	$41	$44	$46
Foreign exchange
Derivatives used to manage currency risks	$—	$—	$(1)
Foreign exchange gain	(7)	(1)	(1)
	$(7)	$(1)	$(2)